CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2021
CONTRACT COSTS, NET
Summary of contract costs, net

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Party	RMB	RMB	U.S. Dollars
Contract costs	¥31,677,348	¥53,344,816	$8,260,456
Allowance for credit losses	(139,762)	(4,548,910)	(704,400)
Total contract costs, net	¥31,537,586	¥48,795,906	$7,556,056

Summary of movement of allowance for credit costs

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Beginning balance	¥162,213	¥139,762	$21,642
Charge to (reversal of) expense	(22,451)	4,647,802	719,713
Less: write-off	—	(238,654)	(36,955)
Ending balance	¥139,762	¥4,548,910	$704,400